Finance result, net (Tables)	12 Months Ended
Dec. 31, 2021
Finance result, net
Schedule of finance result, net

	2021	2020	2019
Interest income	5,322	35,305	36,874
Interest expense on leases	(23,866)	(19,042)	(22,603)
Interest cost	(39,146)	(50,460)	(105,915)
Foreign exchange (losses)/gains, net	211,693	(581,128)	(84,803)
Finance result, net	154,003	(615,325)	(176,447)